UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one.):           [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Deephaven Capital Management LLC
Address:          130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas Wagner
Title:   Chief Compliance Officer
Phone:   (952) 249-5657

Signature, Place, and Date of Signing:


/s/Thomas Wagner          Minnetonka, Minnesota             2/7/2007
---------------         --------------------------         --------------------

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A




                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:              $3,634,154
                                                     (thousands)

List of Other Included Managers:                     N/A

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
FEBRUARY 13, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14 2007.

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COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6 COLUMN 7  COLUMN 8
                                                                                                             VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      VALUE      SHRS OR   SH/ PUT/  INV.  OTHER  SOLE   SHARED     NONE
                                                          (x $1000)  PRN AMT   PRN CALL  DISC. MGRS
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                     COM              00339B107      5915       275000       SH       SOLE  NONE  275000     0   0
ABGENIX INC                     NOTE  1.750%12/1 00339BAD9      8571       4892000      PRN      SOLE  NONE  4892000    0   0
ALBERTSONS INC                  COM              013104104      10956      513170       SH       SOLE  NONE  513170     0   0
ALBERTSONS INC                  COM              013104904      196        9200             CALL SOLE  NONE  N/A        N/A N/A
ALBERTSONS INC                  COM              013104954      11484      537900           PUT  SOLE  NONE  N/A        N/A N/A
ANIMAS CORP DEL                 COM              03525Y105      604        25000        SH       SOLE  NONE  25000      0   0
ANTEON INTL CORP                COM              03674E108      5435       100000       SH       SOLE  NONE  100000     0   0
ARDEN RLTY INC                  COM              039793104      44539      993500       SH       SOLE  NONE  993500     0   0
BANK OF AMERICA CORPORATION     COM              060505904      4615       100000           CALL SOLE  NONE  N/A        N/A N/A
BEVERLY ENTERPRISES INC         COM NEW          087851309      30331      2599100      SH       SOLE  NONE  2599100    0   0
BOSTON SCIENTIFIC CORP          COM              101137907      96927      3957800          CALL SOLE  NONE  N/A        N/A N/A
BURLINGTON COAT FACTORY         COM              121579106      3351       83335        SH       SOLE  NONE  83335      0   0
BURLINGTON RES INC              COM              122014103      172400     2000000      SH       SOLE  NONE  2000000    0   0
CENTERPOINT PPTYS TR            COM              151895109      1875       37900        SH       SOLE  NONE  37900      0   0
CHIRON CORP                     COM              170040109      81978      1843857      SH       SOLE  NONE  1843857    0   0
CHIRON CORP                     COM              170040959      24453      550000           PUT  SOLE  NONE  N/A        N/A N/A
CHIRON CORP                     DBCV  2.750% 6/3 170040AJ8      1768       1785000      PRN      SOLE  NONE  1785000    0   0
COLLEGIATE FDG SVCS INC         COM              19458M108      2362       119599       SH       SOLE  NONE  119599     0   0
COMPUTER SCIENCES CORP          COM              205363104      43961      868117       SH       SOLE  NONE  868117     0   0
COMPUTER SCIENCES CORP          COM              205363904      1013       20000            CALL SOLE  NONE  N/A        N/A N/A
COMPUTER SCIENCES CORP          COM              205363954      27599      545000           PUT  SOLE  NONE  N/A        N/A N/A
DEX MEDIA INC                   COM              25212E100      29076      1073307      SH       SOLE  NONE  1073307    0   0
DRS TECHNOLOGIES INC            COM              23330X950      4036       78500            PUT  SOLE  NONE  N/A        N/A N/A
ENGINEERED SUPPORT SYS INC      COM              292866100      118302     2841070      SH       SOLE  NONE  2841070    0   0
FALCONBRIDGE LTD NEW 2005       COM              306104100      46955      1584717      SH       SOLE  NONE  1584717    0   0
GTECH HLDGS CORP                COM              400518106      45637      1437845      SH       SOLE  NONE  1437845    0   0
GUIDANT CORP                    COM              401698105      552113     8526845      SH       SOLE  NONE  8526845    0   0
GUIDANT CORP                    COM              401698905      127234     1965000          CALL SOLE  NONE  N/A        N/A N/A
GUIDANT CORP                    COM              401698955      559906     8647200          PUT  SOLE  NONE  N/A        N/A N/A
HILFIGER TOMMY CORP             ORD              G8915Z102      5660       348500       SH       SOLE  NONE  348500     0   0
IDX SYS CORP                    COM              449491109      51000      1161194      SH       SOLE  NONE  1161194    0   0
IMS HEALTH INC                  COM              449934108      4392       176259       SH       SOLE  NONE  176259     0   0
INAMED CORP                     COM              453235103      60046      684826       SH       SOLE  NONE  684826     0   0
INDEPENDENCE CMNTY BK CORP      COM              453414104      15991      402500       SH       SOLE  NONE  402500     0   0
INTELLISYNC CORP                COM              458176104      6686       1295700      SH       SOLE  NONE  1295700    0   0
IVAX CORP                       COM              465823102      211039     6735991      SH       SOLE  NONE  6735991    0   0
J JILL GROUP INC                COM              466189107      12535      658685       SH       SOLE  NONE  658685     0   0
JAMDAT MOBILE INC               COM              47023T100      3987       150000       SH       SOLE  NONE  150000     0   0
JEFFERSON PILOT CORP            COM              475070108      26747      469817       SH       SOLE  NONE  469817     0   0
JOHNSON & JOHNSON               COM              478160904      90150      1500000          CALL SOLE  NONE  N/A        N/A N/A
JOHNSON & JOHNSON               COM              478160954      18         300              PUT  SOLE  NONE  N/A        N/A N/A
LA QUINTA CORP                  PAIRED CTF       50419U202      18938      1700000      SH       SOLE  NONE  1700000    0   0
MAYTAG CORP                     COM              578592107      1726       91700        SH       SOLE  NONE  91700      0   0
MAYTAG CORP                     COM              578592957      4705       250000           PUT  SOLE  NONE  N/A        N/A N/A
MBNA CORP                       COM              55262L100      128126     4719203      SH       SOLE  NONE  4719203    0   0
MCI INC                         COM              552691107      53224      2697620      SH       SOLE  NONE  2697620    0   0
MCI INC                         COM              552691957      101        5100             PUT  SOLE  NONE  N/A        N/A N/A
MICROMUSE INC                   COM              595094103      494        50000        SH       SOLE  NONE  50000      0   0
NEOFORMA COM INC                COM NEW          640475505      650        65630        SH       SOLE  NONE  65630      0   0
NEXTEL PARTNERS INC             CL A             65333F107      181887     6509915      SH       SOLE  NONE  6509915    0   0
NEXTEL PARTNERS INC             COM              65333F907      59713      2137200          CALL SOLE  NONE  N/A        N/A N/A
NORTHWESTERN CORP               COM NEW          668074305      887        28534        SH       SOLE  NONE  28534      0   0
NTL INC DEL                     COM              62940M104      83810      1231058      SH       SOLE  NONE  1231058    0   0
REEBOK INTL LTD                 COM              758110100      39532      678900       SH       SOLE  NONE  678900     0   0
RENAL CARE GROUP INC            COM              759930100      46090      974204       SH       SOLE  NONE  974204     0   0
SCIENTIFIC ATLANTA INC          COM              808655104      17099      397000       SH       SOLE  NONE  397000     0   0
SHURGARD STORAGE CTRS INC       COM              82567D104      11562      203885       SH       SOLE  NONE  203885     0   0
SIEBEL SYS INC                  COM              826170102      75054      7093989      SH       SOLE  NONE  7093989    0   0
SOVEREIGN BANCORP INC           COM              845905108      29777      1377310      SH       SOLE  NONE  1377310    0   0
TELEWEST GLOBAL INC             COM              87956T107      16759      703548       SH       SOLE  NONE  703548     0   0
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209      1983       46105        SH       SOLE  NONE  46105      0   0
TEVA PHARMACEUTICAL INDS LTD    COM              881624959      13772      320200           PUT  SOLE  NONE  N/A        N/A N/A
VINTAGE PETE INC                COM              927460105      70309      1318376      SH       SOLE  NONE  1318376    0   0
WESTCORP INC                    COM              957907108      98814      1483470      SH       SOLE  NONE  1483470    0   0
WFS FINL INC                    COM              92923B106      35163      461766       SH       SOLE  NONE  461766     0   0
WHIRLPOOL CORP                  COM              963320906      92136      1100000          CALL SOLE  NONE  N/A        N/A N/A